Income Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
VAT taxes payable	$ 412,385	$ 593,903
Income taxes payable	7,478,630	5,501,850
Other taxes payable	8,109	11,212
Total taxes payables	$ 7,899,124	$ 6,106,965